Deposit Liabilities	12 Months Ended
Dec. 31, 2015
Deposits [Abstract]
Deposit Liabilities Disclosures [Text Block]
Deposit Liabilities
Deposit liabilities consisted of the following.

December 31, ($ in millions)	2015	2014
Noninterest-bearing deposits	$89	$64
Interest-bearing deposits
Savings and money market checking accounts	36,386	26,769
Certificates of deposit	29,774	31,051
Dealer deposits	229	319
Total deposit liabilities	$66,478	$58,203

At December 31, 2015, and December 31, 2014, certificates of deposit included $11.5 billion and $13.0 billion, respectively, of certificates of deposit in denominations of $100 thousand or more. At December 31, 2015, and December 31, 2014, certificates of deposit included $3.2 billion and $3.7 billion, respectively, in denominations in excess of $250 thousand federal insurance limits.
The following table presents the scheduled maturity of total certificates of deposit.

($ in millions)
Due in 2016	$16,313
Due in 2017	8,800
Due in 2018	3,068
Due in 2019	695
Due in 2020	898
Total certificates of deposit	$29,774